Concentrations and Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations and Risk [Abstract]
Schedule of Customers represent

The following table sets forth a summary of customers who represent 10% or more of the Company’s total revenue:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Customer A	68,192		122,289		N/A	(i)
Customer B	174,245		N/A	(i)	N/A	(i)
Customer C	48,666		N/A	(i)	N/A	(i)
Customer D	N/A	(i)	57,486		49,666
Customer E	N/A	(i)	72,295		N/A	(i)
Customer G	N/A	(i)	N/A	(i)	33,771
Customer H	N/A	(i)	N/A	(i)	40,665
Customer I	N/A	(i)	N/A	(i)	41,503
(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of customers who represent 10% or more of the Company’s total accounts receivable:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Customer B	803		N/A	(ii)	N/A	(ii)
Customer E	N/A	(ii)	713		N/A	(ii)
Customer F	2,622		N/A	(ii)	N/A	(ii)
Customer I	N/A	(ii)	N/A	(ii)	17,519
(ii)	Accounts receivable from the relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Supplier A	234,957		N/A	(iii)	N/A	(iii)
Supplier B	33,123		N/A	(iii)	N/A	(iii)
Supplier C	N/A	(iii)	33,968		N/A	(iii)
Supplier D	N/A	(iii)	55,416		85,317
Supplier E	N/A	(iii)	128,500		N/A	(iii)
Supplier F	N/A	(iii)	64,720		N/A	(iii)
Supplier H	N/A	(iii)	N/A	(iii)	70,688
Supplier I	N/A	(iii)	N/A	(iii)	40,437
(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

The following table sets forth a summary of a single supplier who represent 10% or more of the Company’s total accounts payable:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Supplier I	N/A	(iv)	N/A	(iv)	17,067
(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.